Impairment of Assets (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Impairment Losses
Impairment losses

Year ended March 31, 2019

(Millions of Yen)
Steelmaking and Steel Fabrication	Engineering and Construction	Chemicals and Materials	System Solutions	Adjustments	Total
11,909	4,972	—	—	—	16,882

Year ended March 31, 2018

(Millions of Yen)
Steelmaking and Steel Fabrication	Engineering and Construction	Chemicals and Materials	System Solutions	Adjustments	Total
9,932	2,472	3,334	2,570	(234)	18,075

Summay of Carrying Amount of Goodwill by Segment
Impairment test of goodwill

The breakdown of the carrying amount of goodwill by segment is as follows:

	(Millions of Yen)
Operating segment	As of March 31, 2019	As of March 31, 2018
Steelmaking and Steel Fabrication	44,477	28,596
Engineering and Construction	3,300	8,641
Chemicals and Materials	—	—
System Solutions	5,025	5,025

Total	52,803	42,263